Restatement of Previously issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Summary Of Effect Of Restatement On Financial Statement
The following tables summarize the effect of the restatement on ea
c
h financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As restated
Balance Sheet at November 27, 2020
Warrant liability	$—	$36,549,753	$36,549,753
Total liabilities	5,680,163	36,549,753	42,229,916
Class A ordinary shares subject to possible redemption	156,885,627	(36,549,754)	120,335,873
Class A ordinary shares	92	360	442
Additional paid-in capital	5,007,093	12,232,284	17,239,377
Accumulated deficit	(7,611)	(12,232,643)	(12,240,254)
Total Shareholders’ Equity	5,000,005	1	5,000,006

Balance Sheet at December 31, 2020
Warrant liability	$—	$36,549,753	$36,549,753
Total liabilities	5,859,668	36,549,753	42,409,421
Class A ordinary shares subject to possible redemption	156,864,332	(36,549,754)	120,314,578
Class A ordinary shares	93	360	453
Additional paid-in capital	5,028,387	12,232,284	17,260,671
Accumulated deficit	(28,906)	(12,232,643)	(12,261,549)
Total Shareholders’ Equity	$5,000,005	$1	$5,000,006

Statement of Operations for the period from July 29, 2020 (inception) through December 31, 2020
Excess of fair value of Private Placement Warrants	—	(11,211,642)	(11,211,642)
Transaction costs	$—	$(1,021,001)	$(1,021,001)
Total other income/(expense)	10,751	(12,232,643)	(12,221,892)
Net Loss	(28,906)	(12,232,643)	(12,261,549)
Basic and diluted net loss per share, Class B Ordinary shares	$0.00	$(3.20)	(3.20)

Statement of Cash Flows for the period from July 29, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(28,906)	$(12,232,643)	$(12,261,549)
Excess of fair value of Private Placement Warrants	—	11,211,642	11,211,642
Transaction costs		1,021,001	1,021,001
Net cash used in operating activities	(97,168)	—	(97,168)
Supplemental disclosure of cash flow information:
Class A ordinary shares subject to possible redemption	156,864,332	(36,549,754)	120,314,578
Initial classification of warrant liability	—	36,549,753	36,549,753